Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Reconciliation of Marketable Securities

	Note	December 31, 2023	December 31, 2022
Balance – beginning of year		$36,867	$240,530
Additions	6(a), 16(a)(ii)	33,899	16,504
Dispositions	6(c), 16(b)(v)	(53,359)	(108,266)
Reclassification of investment in i-80 Gold	6(a), 6(b)	119,870	—
Received as consideration on disposal of assets	5(a)	—	23,290
Change in fair value	6(d)	(44,611)	(135,191)
Balance – end of year		$92,666	$36,867